Fair value of assets and liabilities - Loans, Payables to investors at fair value (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Loans at fair value
Balance at beginning of the year		¥ 667,838,880
Balance at the end of the year	$ 4,860,318	33,417,119	¥ 667,838,880
Changes in fair value related to balance outstanding at the end of the year	(254,589)		(43,828,184)		¥ (1,750,429)
Payables to investors at fair value
Balance at beginning of the year		667,080,871
Initial contribution			1,096,800,000	¥ 770,000,000
Principal payment	101,345,357	696,800,000	1,160,000,000	10,000,000
Change in fair value	1,797,487	12,358,626	(9,750,565)	(4,358,490)
Balance at the end of the year			667,080,871
Xiaoying Credit Loan
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year	(254,589)			(35,105,777)	(1,750,429)
Xiaoying Card Loan
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year	(254,589)		(11,486,373)		(1,750,429)
Xiaoying Preferred Loan
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year			(23,619,404)
Xiaoying Housing Loan
Loans at fair value
Changes in fair value related to balance outstanding at the end of the year			(8,722,407)
Recurring
Loans at fair value
Balance at beginning of the year		667,838,880
Balance at the end of the year	4,860,318	33,417,119	667,838,880
Payables to investors at fair value
Balance at beginning of the year		667,080,871
Balance at the end of the year			667,080,871
Recurring | Level 3
Loans at fair value
Balance at beginning of the year	97,133,137	667,838,880	723,746,021
Origination of loan principal	7,199,289	49,498,710	1,096,800,000
Collection of principal	(108,261,492)	(744,351,887)	(1,492,468,221)
Reinvestment of principal	2,669,429	18,353,661	347,335,285
Change in fair value	6,119,955	42,077,755	(7,574,205)
Balance at the end of the year	4,860,318	33,417,119	667,838,880	723,746,021
Payables to investors at fair value
Balance at beginning of the year	97,022,889	667,080,871	728,104,511
Initial contribution			1,096,800,000
Principal payment	(101,345,357)	(696,800,000)	(1,160,000,000)
Change in fair value	4,322,468	29,719,129	2,176,360
Balance at the end of the year			667,080,871	728,104,511
Changes in fair value related to balance outstanding at the end of the year			29,719,129
Unpaid balance of loans at fair value	5,114,908		711,531,067		35,167,548
Unpaid balance of payable to investors			696,800,000		¥ 0
Recurring | Level 3 | Xiaoying Credit Loan
Loans at fair value
Balance at beginning of the year	62,155,044	427,347,002
Origination of loan principal	7,199,289	49,498,710	496,800,000
Collection of principal	(69,345,348)	(476,783,941)	(133,104,799)
Reinvestment of principal			98,757,578
Change in fair value	4,851,333	33,355,348	(35,105,777)
Balance at the end of the year	4,860,318	33,417,119	427,347,002
Recurring | Level 3 | Xiaoying Card Loan
Loans at fair value
Balance at beginning of the year	11,774,206	80,953,550
Origination of loan principal	7,199,289	49,498,710	85,000,000
Collection of principal	(15,529,210)	(106,771,085)	(45,681,457)
Reinvestment of principal			53,121,380
Change in fair value	1,416,033	9,735,944	(11,486,373)
Balance at the end of the year	4,860,318	33,417,119	80,953,550
Recurring | Level 3 | Xiaoying Preferred Loan
Loans at fair value
Balance at beginning of the year	50,380,838	346,393,452
Origination of loan principal			411,800,000
Collection of principal	(53,816,138)	(370,012,856)	(87,423,342)
Reinvestment of principal			45,636,198
Change in fair value	3,435,300	23,619,404	(23,619,404)
Balance at the end of the year			346,393,452
Recurring | Level 3 | Xiaoying Housing Loan
Loans at fair value
Balance at beginning of the year	34,978,093	240,491,878	723,746,021
Origination of loan principal			600,000,000
Collection of principal	(38,916,144)	(267,567,946)	(1,359,363,422)
Reinvestment of principal	2,669,429	18,353,661	248,577,707
Change in fair value	$ 1,268,622	¥ 8,722,407	27,531,572
Balance at the end of the year			¥ 240,491,878	¥ 723,746,021
Weighted average | Discount rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	7.12		6.75		7.12
Weighted average | Net cumulative expected loss rates | Level 3
Fair value of assets and liabilities
Loans and payable to investors, input	7.59		2.05		7.59